Current and deferred income taxes - Income tax reconciliation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax recovery at statutory income tax rates	$ (324,049)	$ (179,265)
Permanent differences	133,365	26,713
Other	13,087	18,878
Change in valuation allowance	177,597	133,674
Income tax expense benefit continuing operations total